Related Party Balance and Transactions	12 Months Ended
Mar. 31, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

12. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a) Mr. Tse Shing Fung, a director of the Company.

(b) Mr. Tse Tsz Tun, a director of the Company.

a.  Due to related parties

As of March 31, 2025 and 2024, the balances of amounts due to related parties were as follows:

	As of March 31,
	2025	2024
	USD	USD
Due to related parties
Mr. Tse Shing Fung (a)	987,809	1,559,202
Mr. Tse Tsz Tun (b)	987,808	1,559,201
Total(1)	1,975,617	3,118,403
(1)	The balance represented the advances to the directors. The amount was unsecured, interest-free and repayable on demand.

Related party transactions

	For the year ended March 31,
	2025	2024	2023
	USD	USD	USD
Office rental to related parties
Parents of the Mr. Tse Shing Fung (a) and Mr. Tse Tsz Tun (b)	12,308	12,308	12,308
Total	12,308	12,308	12,308

Advances from (Repayment to) related parties
Mr. Tse Shing Fung (a)	(571,393)	961,282	(170,125)
Mr. Tse Tsz Tun (b)	(571,393)	961,282	(170,125)
Total	(1,142,786)	1,922,564	(340,250)